Share-based Compensation - Additional Informations (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 18, 2026	Dec. 31, 2025	May 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of options granted				$ 35.16	$ 0.82	$ 2.35	$ 0.81	$ 0.58
Unrecognized compensation expense		$ 900,000		$ 3,100,000		$ 3,100,000		$ 900,000
weighted-average remaining vesting period						3 years 2 months 12 days
Share-based compensation expenses				$ 1,178,100	$ 18,255	$ 1,459,980	$ 28,488
Number of Shares, Granted						1,119,136		2,686,075	752,520
Common stock, shares authorized		25,000,000		200,000,000		200,000,000		25,000,000	25,000,000
2026 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares remained available for issuance under plan				2,569,853		2,569,853
Common stock, shares authorized				5,400,000		5,400,000
Maximum | 2026 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares to be granted				2,044,355		2,044,355
Incentive Stock Options and Non-statutory Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual life (in years)						10 years		10 years
weighted-average remaining vesting period						4 years		4 years
Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses				$ 14,259		$ 14,259		$ 0
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense				12,500,000		$ 12,500,000
weighted-average remaining vesting period						3 years 8 months 12 days
Share-based compensation expenses				$ 800,000		$ 1,000,000
Number of shares granted						2,683,680
Grant date fair value of awards per share						$ 5
Restricted Stock Units | 2026 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted	2,683,680
Grant date fair value of awards per share	$ 5
Grant date fair value	$ 13,400,000
Non-employee | Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		709,890
Number of Shares, Granted		709,890
Management Executive | Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		70,549
Founder | Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
weighted-average remaining vesting period			4 years
Number of shares issued			1,410,975
Serhii Kupriienko | Restricted Stock Units | 2026 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted	1,341,840
Alexander Fink | Restricted Stock Units | 2026 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted	1,341,840